Consolidated Statements of Equity and Comprehensive Income (Loss) In Thousands, except Share data	Total USD ($)	Total CNY	Share Capital USD ($)	Share Capital CNY	Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY	Statutory Reserves USD ($)	Statutory Reserves CNY	(Accumulated deficit) retained earnings USD ($)	(Accumulated deficit) retained earnings CNY	Accumulated other comprehensive income (loss) USD ($)	Accumulated other comprehensive income (loss) CNY	Noncontrolling Interest USD ($)	Noncontrolling Interest CNY	Comprehensive income (loss) USD ($)	Comprehensive income (loss) CNY
Beginning Balance at Dec. 31, 2007		1,585,236		7,036		1,621,064		47,903		(87,941)		(21,150)		18,324		129,963
Beginning Balance, Shares at Dec. 31, 2007				912,497,726
Share-based compensation		45,659				45,659
Net income		195,866								191,737				4,129		195,866
Provision for statutory reserves								23,334		(23,334)
Acquisition of subsidiaries, value		71,970												71,970
Foreign currency translation		(52,660)										(52,660)				(52,660)
Ending Balance at Dec. 31, 2008		1,846,071		7,036		1,666,723		71,237		80,462		(73,810)		94,423		143,206
Ending Balance, Shares at Dec. 31, 2008				912,497,726
Share-based compensation		6,609				6,609
Net income		279,014								300,841				(21,827)		279,014
Dividends		(68,558)				(68,558)
Provision for statutory reserves								32,640		(32,640)
Acquisition of subsidiaries, value		122,301												122,301
Foreign currency translation		1,268										1,268				1,268
Ending Balance at Dec. 31, 2009		2,186,705		7,036		1,604,774		103,877		348,663		(72,542)		194,897		280,282
Beginning Balance, Shares at Dec. 31, 2009				912,497,726
Issuance of ordinary shares value upon follow-on offering on July 14, 2010		743,767		623		743,144
Issuance of ordinary shares upon follow-on offering on July 14, 2010				92,000,000
Exercise of share options, value		10,075		34		10,041
Exercise of share options				5,100,780
Repurchase of ordinary shares, value		(37,287)		(44)		(37,243)
Repurchase of ordinary shares				(6,621,180)
Share-based compensation		22,211				22,211
Net income	63,080	416,330								422,308				(5,978)		416,330
Dividends		(80,985)				(80,985)
Provision for statutory reserves								32,806		(32,806)
Acquisition of subsidiaries, value		272,061												272,061
Acquisition of Additional Shares in a Subsidiary		(2,410)				(93)								(2,317)
Disposal of subsidiaries		(2,586)						(2)						(2,584)
Foreign currency translation		(10,818)										(10,818)				(10,818)
Ending Balance at Dec. 31, 2010	$ 532,888	3,517,063	$ 1,159	7,649	$ 342,704	2,261,849	$ 20,709	136,681	$ 111,843	738,165	$ (12,630)	(83,360)	$ 69,103	456,079	$ 61,441	405,512
Ending Balance, Shares at Dec. 31, 2010			1,002,977,326